Derivative warrant liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning balance at derivative warrant liabilities	$ 6,800
Ending balance at derivative warrant liabilities		$ 6,800
Derivative Warrant Liabilities [Member]
IfrsStatementLineItems [Line Items]
Beginning balance at derivative warrant liabilities	2,149	551
Warrants issued	2,665	7,830
Fair value adjustment	2,035	(6,232)
Ending balance at derivative warrant liabilities	$ 6,849	$ 2,149